Investments and fair value measurements - Summary of Available-for-Sale Debt Securities Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost
One year or less		$ 0
After one year through five years		0
After five years through ten years		923
After ten years		6,216
Total		$ 7,139	$ 7,139
% of Total
One year or less		0.00%
After one year through five years		0.00%
After five years through ten years		13.00%
After ten years		87.00%
Total		100.00%
Fair Value
One year or less		$ 0
After one year through five years		0
After five years through ten years		1,183
After ten years		6,874
Total	$ 0	$ 8,057	$ 7,847
% of Total
One year or less		0.00%
After one year through five years		0.00%
After five years through ten years		15.00%
After ten years		85.00%
Total		100.00%